CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Share capital [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury shares [Member]	Noncontrolling interest [Member]
BEGINNING BALANCE at Dec. 31, 2009	$ 312,513	$ 1,746	$ 169,748	$ 192,664	$ 3,817	$ (57,192)	$ 1,730
BEGINNING BALANCE, Shares at Dec. 31, 2009		36,746,000
Comprehensive income (loss)	31,926			34,145	(2,363)		144
Exercise of employee equity awards	902	12	890
Exercise of employee equity awards, Shares		338,000
Compensation relating to equity awards granted to employees and others	4,725		4,623				102
Acquisition of non-controlling interest	(511)		(321)				(190)
ENDING BALANCE at Dec. 31, 2010	349,555	1,758	174,940	226,809	1,454	(57,192)	1,786
ENDING BALANCE, Shares at Dec. 31, 2010		37,084,000
Comprehensive income (loss)	44,103			47,339	(2,914)		(322)
Issuance of shares, net of issuance expenses in the amount of $5,629	90,683	315	90,368
Share issuance expenses, Shares		7,705,000
Exercise of employee equity awards	2,063	19	2,044
Exercise of employee equity awards, Shares		516,000
Compensation relating to equity awards granted to employees and others	3,728		3,614				114
ENDING BALANCE at Dec. 31, 2011	490,132	2,092	270,966	274,148	(1,460)	(57,192)	1,578
ENDING BALANCE, Shares at Dec. 31, 2011	43,312,049	45,305,000
Comprehensive income (loss)	(44,449)			(45,579)	2,088		(958)
Acquisition of treasury shares	(1,959)					(1,959)
Acquisition of non-controlling interest			252				(252)
Exercise of employee equity awards	719	10	709
Exercise of employee equity awards, Shares		328,000
Compensation relating to equity awards granted to employees and others	3,070		2,929				141
ENDING BALANCE at Dec. 31, 2012	$ 447,513	$ 2,102	$ 274,856	$ 228,569	$ 628	$ (59,151)	$ 509
ENDING BALANCE, Shares at Dec. 31, 2012	43,403,894	45,633,000